Mutual of America Life Insurance Company
320 Park Avenue
New York, New York  10022

March 9, 2015

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 02549

Re: 	Mutual of America Life Insurance Company Separate Account No. 3
	File No. 811-09487

Commissioners:

Annual Reports, dated December 31, 2014, of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Mutual of America Separate Account No. 3 of Mutual of
America Life Insurance Company pursuant to rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain funds of the Mutual of America
Investment Corporation are incorporated by reference as filed on form N-CSR, CIK No. 0000795259, File No. 811-05084.

The annual report for the Oppenheimer Main Street Fund / VA of Oppenheimer Variable Account Funds is incorporated by reference as filed on form N-CSR, CIK No. 0000752737, File No. 811-04108.

The annual report for the Capital Growth VIP portfolio of Deutsche Variable Series I are incorporated by reference as filed on form N-CSR, CIK No. 0000764797, File No. 811-04257.

The annual reports for certain portfolios of the Vanguard
Variable Insurance Funds are incorporated by reference as filed on form N-CSR, CIK No. 0000857490, File No. 811-05962.

The annual reports for certain portfolios of the Fidelity Variable Insurance Products are incorporated by reference as filed on form N-CSR, CIK No. 0000927384, File No. 811-07205; CIK No. 0000831016, File No. 811-05511;
and CIK No. 000356494, File No. 811-03329.

The annual report for the VP Capital Appreciation Fund of the American Century Variable Portfolios is incorporated by reference as filed on form N-CSR, CIK No. 0000814680, File No. 811-05188.

The annual report for the Calvert VP SRI Balanced Portfolio of the Calvert Variable Series, Inc. is incorporated by reference as filed on form N-CSR,CIK No. 0000708950, File No. 811-03591.

The annual report for the New World Fund of the American Funds Insurance Series is incorporated by reference as filed on form N-CSR, CIK No. 0000729528, File No. 811-03857.

The annual report for the Real Return Portfolio of the PIMCO Variable Insurance Trust is incorporated by reference as filed on form N-CSR, CIK No. 0001047304, File No. 811-08399.

The annual report for the Blue Chip Growth Portfolio of the T. Rowe Price Equity Series is incorporated by reference as filed on form N-CSR, CIK No. 0000918294, File No. 811-07143.




Sincerely,

/s/ Christopher M. Miseo


Christopher M. Miseo
Senior Vice President and Director of Accounting and Financial Reporting